Pensions and other post-employment benefit plans	12 Months Ended
Dec. 31, 2017
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Pensions and other post-employment benefit plans
22.	Pensions and other post-employment benefit plans

In addition to the state pension and social insurance required by the Russian legislation, the Group has a number of defined benefit pension plans that cover the majority of production employees and some other postretirement benefit plans.

A number of the Group’s companies provide their former employees with non-state retirement pensions, which are conditional on the member qualifying for the state old age pension. Some employees are also eligible for an early retirement in accordance with the state pension regulations and specific coal industry rules (so-called “territorial treaties”), which also provide for certain benefits upon reaching retirement age. Additionally, the Group voluntarily provides financial support, of a defined benefit nature, to its old age and disabled pensioners, who did not acquire any pension under the non-state pension plans.

The Group also provides several types of long-term employee benefits such as death-in-service benefit and invalidity pension of a defined benefit nature. The Group also provides former employees with reimbursement of coal and wood used for heating purposes. In addition, one-time lump sum benefits are paid to employees of a number of the Group’s companies upon retirement depending on the employment service with the Group and the salary level of an individual employee. All pension plans are unfunded until the qualifying event occurs.

Prior to June 2016, majority of the Group’s entities contributed certain amounts of cash to non-state pension fund Mechel Fund, to invest pensions of its participants. Pursuant to the agreements between the Group and this non-state pension fund, under certain circumstances, assets from contributions were not effectively restricted from possible withdrawal by the employer. Based on this fact, these assets were not qualified as “plan assets” under IFRS and these pension plans were considered to be fully unfunded. On June 22, 2016, Mechel Fund stopped all operations after cancellation by the Russian regulator of its license for the activity on pension and pension insurance. In the second half of 2016, the Group voluntarily started to make payments to pensioners retired after June 22, 2016 until the new pension fund would be selected by the Group.

As of December 31, 2017, there were 48,920 active participants under the defined benefit pension plans and other long-term benefit plans and 39,427 pensioners receiving monthly pensions or other regular financial support from these plans. As of December 31, 2016 and January 1, 2016, the related figures were 50,369 and 54,866 of active participants under the defined benefit pension plans and other long-term benefits and 39,551 and 39,201 pensioners receiving monthly pensions or other regular financial support from these plans, respectively. The majority of employees at the Group’s major subsidiaries belong to the trade unions.

Actuarial valuation of pensions and other long-term benefits for the major subsidiaries was performed in February 2018, with the measurement date of December 31, 2017. Members’ census data as of that date was collected for all relevant business units of the Group.

Pension obligations and expenses determined by the Group are supported by an independent qualified actuary in accordance with the “Projected Unit Credit method” of calculation of actuarial present value of future liabilities.

As of December 31, 2017, defined benefit obligations, including pension obligations in the amount of RUB 4,052 million and other long-term benefit obligations in the amount of RUB 309 million (RUB 3,640 million and 805 million as of December 31, 2016, respectively), were presented within Pension obligations in the consolidated statement of financial position.

Changes in the present value of the defined benefit obligations and other long-term benefits and fair value of plan assets for 2015 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
January 1, 2015	(4,799)	282	(4,517)

Current service cost	(167)	—	(167)
Net interest expense	(418)	5	(413)
Curtailment / settlement gain	142	—	142
Past service cost	(25)	—	(25)

Sub-total included in profit or loss	(468)	5	(463)

Benefit paid	432	(21)	411

Exchange difference	(155)	45	(110)
Actuarial changes arising from changes in demographic assumptions	116	—	116
Actuarial changes arising from changes in financial assumptions	(119)	—	(119)
Experience adjustments	(191)	—	(191)

Sub-total included in OCI	(349)	45	(304)

Contributions by employer	—	7	7

December 31, 2015	(5,184)	318	(4,866)

Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2016 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2015	(5,184)	318	(4,866)

Current service cost	(149)	—	(149)
Net interest expense	(381)	13	(368)
Curtailment / settlement gain	272	—	272
Remeasurement of pension obligations	53	—	53
Past service cost	(5)	—	(5)

Sub-total included in profit or loss	(210)	13	(197)

Benefit paid	357	(16)	341

Exchange difference	363	(63)	300
Actuarial changes arising from changes in demographic assumptions	80	—	80
Actuarial changes arising from changes in financial assumptions	(397)	—	(397)
Experience adjustments	294	—	294

Sub-total included in OCI	340	(63)	277

December 31, 2016	(4,697)	252	(4,445)

Changes in the present value of the pension obligations and other long-term benefits and fair value of plan assets for 2017 were as follows:

	Pension obligation	Fair value of plan assets	Benefit liability
December 31, 2016	(4,697)	252	(4,445)

Current service cost	(142)	0	(142)
Net interest expense	(331)	17	(314)
Curtailment / settlement gain	1	0	1
Remeasurement of pension obligations	174	0	174
Past service cost	0	0	0

Sub-total included in profit or loss	(298)	17	(281)

Benefit paid	313	(17)	296

Exchange difference	(95)	19	(76)
Actuarial changes arising from changes in demographic assumptions	51	0	51
Actuarial changes arising from changes in financial assumptions	(69)	0	(69)

Experience adjustments	163		163

Sub-total included in OCI	50	19	69

December 31, 2017	(4,632)	271	(4,361)

Amounts of the pension obligations recognized in the consolidated statement of the financial position were as follows:

	December 31, 2017	December 31, 2016
Current liabilities	(849)	(944)
Non-current liabilities	(3,512)	(3,501)

Total net pension obligations	(4,361)	(4,445)

The plan asset allocation of the investment portfolio was as follows as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Debt instruments	147	142
Equity instruments	78	64
Cash and cash equivalents	25	23
Property	11	9
Other assets	10	14

Total plan assets	271	252

The investment strategy employed includes an overall goal to attain a maximum investment return with a strong focus on limiting the amount of risk taken. The strategy is to invest with a medium- to long-term perspective while maintaining a level of liquidity through proper allocation of investment assets. Investment policies include rules to avoid concentrations of investments. The vast majority of plan assets are measured using quoted prices in active markets for identical assets (Level 1 assets). The investment portfolio is primarily comprised of debt and equity instruments. Real estate and other alternative investments asset can be included when these have favorable return and risk characteristics. Debt instruments include investment grade and high yield corporate and government bonds with fixed yield and mostly short- to medium maturities. Equity instruments include selected investments in equity securities listed on active exchange market. The valuation of debt and equity securities is determined using a market approach, and is based on an unadjusted quoted prices.

The Group’s entities have a practice to provide lump-sum financial support to former employees as well as certain life-long benefits, so there is a risk of human longevity . This risk is controlled by using most recent life expectancy tables. The risk of a significant fluctuation in interest rates is offset by actuarial best estimate assumptions in respect of discount rates. The Group does not identify the unusual, specific business plan or risk, as well as any significant risk concentrations. The Group performs sensitivity analysis calculating the whole defined benefit obligation and other long-term benefits obligation in different actuarial assumptions and comparing the results. There are no changes from the previous period in the methods and set of assumptions used in preparing the sensitivity analyses. The weighted average duration of the defined benefit obligation and other long-term benefits obligation is about 11 years at both reporting dates.

The key actuarial assumptions used to determine defined benefit obligations were as follows as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Discount rate
Russian entities	7.6%	8.5%
German entities	1.80%	1.50%
Ukrainian entity	10.10%	11.10%
Austrian entities	1.50%	1.50%
Inflation rates
Russian entities	4.40%	5.00%
Ukrainian entity	8.60%	8.60%
Rate of compensation increase
Russian entities	5.40%	6.00%
German entities	4.00%	4.00%
Ukrainian entity	11.60%	11.60%
Austrian entities	2.25%	2.25%

The results of sensitivity analysis of defined benefit obligations for the Russian and Ukrainian entities as of December 31, 2017 and 2016 are presented below:

	2017	2016
Discount rate
1% increase	-8.12%	-7.73%
1% decrease	9.64%	9.13%
Inflation rate
1% increase	6.48%	5.93%
1% decrease	-5.42%	-5.00%
Rate of compensation increase
1% increase	2.72%	2.76%
1% decrease	-2.28%	-2.51%
Turnover rate
3% increase	-5.29%	-5.20%
3% decrease	7.25%	7.07%

The results of sensitivity analysis of defined benefit obligations for Austrian entities as of December 31, 2017 and 2016 are presented below:

	2017	2016
Discount rate
1% increase	-9.70%	-10.10%
1% decrease	11.70%	12.20%

The results of sensitivity analysis of defined benefit obligations for German entities as of December 31, 2017 and 2016 are presented below:

	2017	2016
Discount rate
1% increase	-12.00%	-12.00%
1% decrease	18.00%	18.00%

The sensitivity analyses above have been prepared based on a method that extrapolates the impact on the defined benefit pension obligations and other long-term benefits obligations as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analyses are based on a change in one significant assumption, keeping all other assumptions constant. The sensitivity analysis may not be representative of an actual change in the defined benefit obligation and other long-term benefits obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

The following payments are expected contributions to the defined benefit plan and other long-term benefits in the future years:

December 31, 2017
Within the next 12 months (next annual reporting period)	849
Between 2 and 5 years	1,238
Between 5 and 10 years	1,340
Beyond 10 years	515

Total expected payments	3,942